SIGNIFICANT ACCOUNTING POLICIES - Funds administration (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Fondo de Capital Privado Fondo Inmobiliario Colombia
SIGNIFICANT ACCOUNTING POLICIES
Country	Colombia
Percentage of ownership interest in subsidiary	49.96%	49.96%	49.96%
Assets managed	$ 4,415,509	$ 4,128,801
Fideicomiso Lote Abelardo Castro
SIGNIFICANT ACCOUNTING POLICIES
Country	Colombia
Percentage of ownership interest in subsidiary		66.77%	66.77%
Assets managed		$ 13,314
Fideicomiso Lote Distrito Vera B1B2
SIGNIFICANT ACCOUNTING POLICIES
Country	Colombia
Percentage of ownership interest in subsidiary	66.49%	66.77%	66.77%
Assets managed	$ 57,025	$ 58,459
Fideicomiso Lote Distrito Vera B3B4
SIGNIFICANT ACCOUNTING POLICIES
Country	Colombia
Percentage of ownership interest in subsidiary	66.49%	66.77%	66.77%
Assets managed	$ 54,941	$ 56,364
Banistmo Panama Fondo de Inversion S.A.
SIGNIFICANT ACCOUNTING POLICIES
Country	Panama
Percentage of ownership interest in subsidiary	100.00%	100.00%	100.00%
Assets managed	$ 414,962	$ 522,777